Not FDIC Insured May Lose Value No Bank Guarantee
TLEMF-Q3PH

Schedule of Investments
(unaudited)
Templeton Emerging Markets Fund 2
Notes to Schedule of Investments 6

Templeton Emerging Markets Fund
Schedule of Investments (unaudited), May 31, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks 96.5%
Brazil 3.5%
a
Americanas SA .................. Internet & Direct Marketing Retail 312,039 $ 1,319,376
B3 SA - Brasil Bolsa Balcao ........ Capital Markets 141,590 380,353
a
M Dias Branco SA ................ Food Products 84,081 458,278
a
TOTVS SA ..................... Software 16,080 95,964
Vale SA ........................ Metals & Mining 296,942 5,385,090
a
XP, Inc., A ...................... Capital Markets 24,872 562,356
8,201,417
Cambodia 0.3%
NagaCorp Ltd. .................. Hotels, Restaurants & Leisure 730,000 615,902
China 28.4%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 1,106,788 13,292,696
b
BAIC Motor Corp. Ltd., H, 144A, Reg S Automobiles 360,000 115,523
a
Baidu, Inc., A .................... Interactive Media & Services 107,408 1,963,466
a,c
Brilliance China Automotive Holdings
Ltd. ......................... Automobiles 8,358,200 2,692,127
a
Chervon Holdings Ltd. ............. Household Durables 34,100 203,368
China Merchants Bank Co. Ltd., A .... Banks 977,130 5,791,430
China Resources Cement Holdings Ltd. Construction Materials 3,236,891 2,558,606
China Resources Land Ltd. ......... Real Estate Management & Development 121,662 541,480
COSCO SHIPPING Ports Ltd. ....... Transportation Infrastructure 315,371 237,799
a
Daqo New Energy Corp., ADR ...... Semiconductors & Semiconductor Equipment 76,746 3,752,879
b
Greentown Service Group Co. Ltd., Reg
S ........................... Real Estate Management & Development 1,000,400 1,006,232
Guangzhou Tinci Materials Technology
Co. Ltd., A .................... Chemicals 926,520 5,258,339
Health & Happiness H&H International
Holdings Ltd. .................. Food Products 610,124 706,383
JD.com, Inc., A .................. Internet & Direct Marketing Retail 11,101 311,829
Keshun Waterproof Technologies Co.
Ltd., A ....................... Construction Materials 687,488 997,993
Longshine Technology Group Co. Ltd., A Software 402,034 1,516,932
NetEase, Inc. ................... Entertainment 110,820 2,317,666
a
New Oriental Education & Technology
Group, Inc., ADR ............... Diversified Consumer Services 9,988 130,443
a
Ping An Bank Co. Ltd., A ........... Banks 852,800 1,804,192
Ping An Insurance Group Co. of China
Ltd., H ....................... Insurance 404,337 2,588,884
a
Prosus NV ..................... Internet & Direct Marketing Retail 80,301 4,151,710
Tencent Holdings Ltd. ............. Interactive Media & Services 203,832 9,318,809
a
Tencent Music Entertainment Group,
ADR ........................ Entertainment 379,887 1,587,928
Uni-President China Holdings Ltd. .... Food Products 2,074,094 1,671,953
Weifu High-Technology Group Co. Ltd.,
B ........................... Auto Components 269,612 562,937
a,b
Wuxi Biologics Cayman, Inc., 144A, Reg
S ........................... Life Sciences Tools & Services 103,005 761,677
65,843,281
Egypt 0.0%
†
E-Finance for Digital & Financial
Investments ................... IT Services 44,610 39,986
Hong Kong 0.8%
Techtronic Industries Co. Ltd. ....... Machinery 146,200 1,909,862
Hungary 0.8%
Richter Gedeon Nyrt. ............. Pharmaceuticals 90,408 1,765,860

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
India 9.8%
ACC Ltd. ....................... Construction Materials 23,700 $ 667,988
Bajaj Holdings & Investment Ltd. ..... Diversified Financial Services 34,638 2,270,492
ICICI Bank Ltd. .................. Banks 1,446,410 13,936,309
Infosys Ltd. ..................... IT Services 88,535 1,709,300
Tata Consultancy Services Ltd. ...... IT Services 58,979 2,544,533
Tata Investment Corp. Ltd. ......... Capital Markets 74,321 1,460,833
22,589,455
Indonesia 0.8%
Astra International Tbk. PT ......... Automobiles 3,592,601 1,807,173
Mexico 2.0%
Banco Santander Mexico SA Institucion
de Banca Multiple Grupo Financiero
Santand, ADR ................. Banks 766,117 4,144,693
a,b
Nemak SAB de CV, 144A, Reg S .... Auto Components 1,845,731 419,260
4,563,953
Pakistan 0.3%
MCB Bank Ltd. .................. Banks 1,048,503 704,725
Peru 0.4%
Intercorp Financial Services, Inc. ..... Banks 37,386 1,020,264
Russia 0.0%
c
LUKOIL PJSC, ADR .............. Oil, Gas & Consumable Fuels 86,387 —
a,c
Sberbank of Russia PJSC, ADR ..... Banks 253,682 —
a,b,c
VK Co. Ltd., GDR, Reg S .......... Interactive Media & Services 56,814 —
a,c
Yandex NV, A ................... Interactive Media & Services 87,356 —
—
South Africa 0.8%
a,d
Massmart Holdings Ltd. ............ Food & Staples Retailing 565,570 1,338,263
Netcare Ltd. .................... Health Care Providers & Services 584,622 569,837
1,908,100
South Korea 24.2%
a,b
Delivery Hero SE, 144A, Reg S ...... Internet & Direct Marketing Retail 7,600 293,132
Fila Holdings Corp. ............... Textiles, Apparel & Luxury Goods 83,240 2,118,973
KT Skylife Co. Ltd. ............... Media 45,931 342,737
a
LegoChem Biosciences, Inc. ........ Life Sciences Tools & Services 30,894 1,023,399
LG Chem Ltd. ................... Chemicals 2,915 1,364,402
LG Corp. ....................... Industrial Conglomerates 98,917 6,353,284
NAVER Corp. ................... Interactive Media & Services 36,194 8,345,629
POSCO Holdings, Inc. ............ Metals & Mining 14,581 3,375,017
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 449,344 24,332,137
Samsung Life Insurance Co. Ltd. ..... Insurance 86,446 4,724,766
Soulbrain Co. Ltd. ................ Chemicals 16,799 3,686,806
55,960,282
Taiwan 17.0%
Hon Hai Precision Industry Co. Ltd. ... Electronic Equipment, Instruments &
Components 563,572 2,183,270
Largan Precision Co. Ltd. .......... Electronic Equipment, Instruments &
Components 3,243 185,439
MediaTek, Inc. .................. Semiconductors & Semiconductor Equipment 293,880 9,079,281
PChome Online, Inc. .............. Internet & Direct Marketing Retail 30,882 78,513

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
Taiwan (continued)
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 1,477,450 $ 27,915,904
39,442,407
Thailand 2.1%
Kasikornbank PCL ............... Banks 662,952 2,836,036
Kiatnakin Phatra Bank PCL ......... Banks 534,625 1,121,230
Thai Beverage PCL ............... Beverages 1,836,100 930,383
4,887,649
United Arab Emirates 0.1%
a
Borouge plc .................... Chemicals 336,620 224,532
United Kingdom 1.5%
Unilever plc ..................... Personal Products 73,755 3,563,355
United States 3.7%
Cognizant Technology Solutions Corp.,
A ........................... IT Services 51,668 3,859,600
Genpact Ltd. .................... IT Services 107,411 4,765,826
8,625,426
Total Common Stocks (Cost $181,445,915) .....................................
223,673,629
a
Preferred Stocks 6.7%
Brazil 6.7%
e
Banco Bradesco SA, ADR, 4.05% .... Banks 1,403,567 5,965,160
e
Itau Unibanco Holding SA, ADR, 2.17% Banks 901,029 4,937,639
e
Petroleo Brasileiro SA, 26.8% ....... Oil, Gas & Consumable Fuels 732,121 4,629,515
15,532,314
Total Preferred Stocks (Cost $15,139,951) ......................................
15,532,314
a a a a a
Escrows and Litigation Trusts 0.0%
a,c
Hemisphere Properties India Ltd.,
Escrow Account ................ 38,214 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $196,585,866) ...............................
239,205,943
Short Term Investments 8.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 8.2%
United States 8.2%
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.437% ......... 19,077,097 19,077,097
Total Money Market Funds (Cost $19,077,097) ..................................
19,077,097

Templeton Emerging Markets Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

See A bbreviations on page 9
.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
f,g
Institutional Fiduciary Trust - Money
Market Portfolio, 0.437% ......... 5,100 $ 5,100
Total Investments from Cash Collateral Received for Loaned Securities (Cost $5,100)
5,100
a a a a a
Total Short Term Investments (Cost $19,082,197 ) ................................
19,082,197
a a a
Total Investments (Cost $215,668,063) 111.4% ..................................
$258,288,140
Credit Facility (10.8)% ........................................................
(25,000,000)
Other Assets, less Liabilities (0.6)% ...........................................
(1,609,250)
Net Assets 100.0% ...........................................................
$231,678,890
a a a
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At May 31, 2022, the aggregate value of these securities was $2,595,824, representing 1.1% of net assets.
c
Fair valued using significant unobservable inputs. See Note 4 regarding fair value measurements.
d
A portion or all of the security is on loan at May 31, 2022.
e
Variable rate security. The rate shown represents the yield at period end.
f
See Note 3 regarding investments in affiliated management investment companies.
g
The rate shown is the annualized seven-day effective yield at period end.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
1. Organization
Templeton Emerging Markets Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-
end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended May 31,
2022, the Fund held investments in affiliated management investment companies as follows:
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of May 31, 2022, in valuing the Fund's assets carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Emerging Markets Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $ 8,099,567 $ 51,939,307 $ (40,961,777) $ — $ — $ 19,077,097 19,077,097 $ 5,902
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.437% $27,487 $2,239,696 $(2,262,083) $— $— $5,100 5,100 $5
Total Affiliated Securities ... $8,127,054 $54,179,003 $(43,223,860) $— $— $19,082,197 $5,907
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
Brazil ................................ $ 8,201,417 $ — $ — $ 8,201,417
Cambodia ............................ — 615,902 — 615,902
China ............................... 5,674,618 57,476,536 2,692,127 65,843,281
Egypt ................................ — 39,986 — 39,986
Hong Kong ........................... — 1,909,862 — 1,909,862

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant
Level 3 assets and/or liabilities at the beginning and/or end of the period. At May 31, 2022, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Templeton Emerging Markets Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Hungary ............................. $ — $ 1,765,860 $ — $ 1,765,860
India ................................ — 22,589,455 — 22,589,455
Indonesia ............................ — 1,807,173 — 1,807,173
Mexico .............................. 4,563,953 — — 4,563,953
Pakistan ............................. 704,725 — — 704,725
Peru ................................ 1,020,264 — — 1,020,264
Russia ............................... — — —
a
—
South Africa ........................... — 1,908,100 — 1,908,100
South Korea .......................... — 55,960,282 — 55,960,282
Taiwan ............................... — 39,442,407 — 39,442,407
Thailand ............................. — 4,887,649 — 4,887,649
United Arab Emirates .................... — 224,532 — 224,532
United Kingdom ........................ — 3,563,355 — 3,563,355
United States .......................... 8,625,426 — — 8,625,426
Preferred Stocks ........................ 15,532,314 — — 15,532,314
Escrows and Litigation Trusts ............... — — —
b
—
Short Term Investments ................... 19,082,197 — — 19,082,197
Total Investments in Securities ........... $63,404,914 $192,191,099
c
$2,692,127 $258,288,140
a
The Valuation Committee determined that based on their analysis of the market and access to market participants, the Russian equity securities held by the Fund had little or no value at May 31, 2022.
b
Includes securities determined to have no value at May 31, 2022.
c
Includes foreign securities valued at $191,966,567, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Balance at
Beginning of
Period Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks :
China ...... $ 3,829,261 $ — $ — $ — $ — $ — $ — $ (1,137,134) $ 2,692,127 $ (1,137,134)
Russia ...... — 62,966 (746,409) 22,669,425 — — (1,285,093) (20,700,889) —
d
(20,700,889)
Escrows and
Litigation Trusts —
d
— — — — — — — —
d
—
Total Investments in
Securities ....... $3,829,261 $62,966 $(746,409) $22,669,425 $— $— $(1,285,093) $(21,838,023) $2,692,127 $(21,838,023)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
c
Transferred into level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or as a result of the unreliability of the foreign exchange rate and other significant observable valuation inputs. May include amounts related to a corporate action.
d
Includes securities determined to have no value.
4. Fair Value Measurements
(continued)

Templeton Emerging Markets Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of May 31, 2022, are as follows:
Abbreviations
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs Amount
Impact to
Fair Value
if Input
Increases
a
Templeton Emerging Markets Fund
Assets:
Investments in Securities:
Common Stocks:
China............................... $2,692,127 Discount to last traded price
Discount 0.0% Decrease
b
Index movement -14.2% Increase
b
All Other Investments……… —
c
Total..................................... $2,692,127
a
Represents the directional change in the fair value that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
Represents a significant impact to fair value but not net assets.
c
Includes securities determined to have no value at May 31, 2022.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
4. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.